Share Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION
16.	SHARE BASED COMPENSATION

(a) Options issued in 2020

The Group granted 140,625 shares of options to three non-employees to purchase ordinary shares with the exercise price of $20.0 per share on March 19, 2020. The expiration date of these options is March 19, 2023.

The Group granted 6,250 shares of warrants to an advisory company to purchase ordinary shares with the exercise price of $0.16 per share on May 18, 2020.   The expiration date of these warrants is May 18, 2027. The recipients received such warrants for bringing to the Company a merger possibility and have the ability to exercise the warrants into ordinary shares of the Company at the time of their own choosing by the expiration date or by the closing of a merger brought forth by them, whichever occurs earlier.

In December 2020, the Group decided to cancel all the shares of options as of December 31, 2019 and replaced with issuing ordinary shares.

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		($)	(Years)	($)
Outstanding, January 1, 2020	157,264	84.64	5.52	5,653
Granted	146,875	19.20
Forfeited	(157,264)	81.92
Outstanding, December 31, 2020	146,875	19.20	2.39	4,828

Outstanding, January 1, 2021	146,875	19.20	2.39	4,828
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2021	146,875	19.20	1.22	-

Outstanding, January 1, 2022	146,875	19.20	1.22	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2022	146,875	19.20	1.22	-

As of December 31, 2020, the Group had options outstanding to purchase an aggregate of 146,875 shares with an exercise price below the fair value of the Group’s shares, resulting in an aggregate intrinsic value of $4,828. As of December 31, 2021 and 2022, the Group had options outstanding to purchase an aggregate of 146,875 shares with an exercise price above the fair value of the Group’s shares, resulting in an aggregate intrinsic value of nil.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial-lattice option valuation model with the following assumptions for each applicable period which takes into account variables such as volatility, dividend yield, and risk-free interest rate, contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option:

Year 2020
Risk-free interest rates	0.56%-0.57%
Expected life (years)	3-7 years
Expected volatility	70.6-72.2%
Expected dividend yield	0%
Exercise multiple	2.2
Post-vesting forfeit rate	0%
Fair value of underlying ordinary shares	$16.32-$20.00
Fair value of share option	$8.80-$19.84

No compensation expenses relating to share options granted to employees recognized for the years ended December 31, 2020, 2021 and 2022.

(b) Ordinary shares issued in 2020

In December 2020, the Group issued 873,946 ordinary shares to certain employees and non-employees. $18,220 recorded as general and administrative expenses, $87 recorded as selling and marketing expenses and $1,687 recorded as research and development expenses. The ordinary shares were fully vested as of December 31, 2020.

(c) Ordinary shares issued in 2021

During fiscal 2021, the Group issued 643,194 ordinary shares to certain employees and non-employees. $17,308 recorded as general and administrative expenses, nil recorded as selling and marketing expenses and $225 recorded as research and development expenses. The ordinary shares issued were fully vested as of December 31, 2021.

(d) Ordinary shares issued in 2022

During fiscal 2022, the Group issued 3,945,572 ordinary shares to certain employees and non-employees. $2,291 recorded as general and administrative expenses, $47 recorded as selling and marketing expenses and $1,048 recorded as research and development expenses. The ordinary shares issued were fully vested as of December 31, 2022.